Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Provision for Income Tax	The provision for income tax for the years ended June 30, 2024, 2023 and 2022, consisted of the following:
	2024	2023	2022
Current income tax provision	$21,624	$(138,418)	$1,849,570
Deferred income tax provision	-	424,753	244,506
Total	$21,624	$286,335	$2,094,076

Schedule of Statutory EIT Rate and the Effective Tax	The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2024, 2023 and 2022, respectively:
	2024	2023	2022
Income (Loss) before income taxes	$(13,446,001)	$(11,760,317)	$8,335,041
Provision for income taxes at statutory tax rate in the PRC	(3,054,079)	(2,798,020)	2,083,760
Temporary difference not recognized as deferred tax assets	3,068,137	3,078,891	-
Effect of expense for which no income tax is deductible	7,566	5,464	10,316
Income tax expense	$21,624	$286,335	$2,094,076

Schedule of Deferred Tax Assets and Liabilities	The significant components of deferred tax assets and liabilities as of June 30, 2024 and 2023 were as follows:
	2024	2023
Deferred tax assets
Advanced from customers	$125,472	446,246
Total deferred tax assets	125,472	446,246
Allowance for deferred tax assets	(125,472)	(446,246)
Deferred tax assets, net	-	-

Deferred tax liabilities
Business combinations	$1,819,826	1,819,826
Total deferred tax liabilities	1,819,826	1,819,826

Schedule of Taxes Payable	The Company’s taxes payable as of June 30, 2024 and 2023, consisted of the following:
	2024	2023
Income tax payable	$24,313	$-
Other tax payables	14,258
Total	$38,571	$-